Borrowings - Total Borrowings (Details) - EUR (€) € in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Borrowings
Non-current borrowings	€ 46,096	€ 49,259	€ 53,682
Current borrowings	7,047	7,728	€ 12,708
Borrowings	53,143	56,987
Bonds
Borrowings
Non-current borrowings	34,873	40,382
Current borrowings	1,529	361
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	899	1,229
Bonds | Currency swap contract
Borrowings
Impact of hedging instrument not reflected in carrying value of borrowings	1,132	1,559
Bonds | Not measured at fair value in statement of financial position but for which fair value is disclosed
Borrowings
Non-current borrowings	34,873	40,382
Financial liabilities at fair value	31,325	36,787
Bank loans
Borrowings
Non-current borrowings	1,009	402
Current borrowings	204	365
Bank loans | Associates [member]
Borrowings
Current secured bank borrowings	0	1,720
Collateral liabilities
Borrowings
Current borrowings	2,357	2,628
Lease liabilities
Borrowings
Non-current borrowings	8,480	7,416
Current borrowings	2,346	2,256
Bank borrowings secured against Indian assets
Borrowings
Current borrowings	0	1,720
Other short-term borrowings
Borrowings
Licence and Spectrum Fees Payable in current borrowings	187	158
Supplier Payables Current	196	40
Other long-term borrowings
Borrowings
Non-current borrowings	1,734	1,059
Current borrowings	611	398
Licence and Spectrum Fees Payable in non current borrowings	700	862
Supplier Payables Non Current	€ 307	€ 20